7. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Consulting expense	$ 21,533	$ 15,000	$ 92,250	$ 60,000
Accounts payable, related party	52,889		30,464	196,302
Due to related parties	80,164		122,164	515,811
Loan converted to stock, amount converted			400,000
Asset purchased in exchange for stock, value			50,000
Note receivable - related party	75,000		75,000	0
Related Party Credit Line [Member]
Line of credit maximum amount	$ 600,000
Line of credit interest rate	8.00%
Accrued interest	$ 29,366		28,026
Related Party Credit Line 2 [Member]
Line of credit maximum amount	500,000
Accrued interest	80,731		79,708
Dashub [Member]
Proceeds from sponsorship agreement			$ 6,000
Note receivable interest rate			8.00%
Purchase of Race Cars [Member]
Asset purchased in exchange for stock, shares			333,333
Asset purchased in exchange for stock, value			$ 50,000
Major Shareholder [Member]
Accounts payable, related party			$ 464	16,302
Rick Ware Leasing [Member]
Shares issued to lessor under terms of facility lease agreement, shares			400,000
Consulting Agreements [Member]
Consulting expense			$ 30,000	180,000
Conversion of accrued fees to related party to stock, shares			2,100,000
Conversion of accrued fees to related party to stock, value			$ 210,000
Consulting Agreements [Member] | CEO and Majority Shareholder [Member]
Accounts payable, related party	$ 45,000		30,000
Credit Line [Member] | Related to CEO [Member]
Due to related parties			$ 122,164	183,164
Line of credit initiation date			Oct. 01, 2009
Line of credit maximum amount			$ 600,000
Line of credit interest rate			8.00%
Accrued interest			$ 28,026	18,354
Loan converted to stock, amount converted			$ 200,000
Loan converted to stock, shares issued			2,000,000
Credit Line 2 [Member] | Related to CEO [Member]
Due to related parties			$ 49,647	332,647
Line of credit initiation date			Aug. 05, 2013
Line of credit maximum amount			$ 500,000
Accrued interest			$ 79,708	$ 67,040
Ford Mustang Transfer [Member]
Sale of vehicle in exchange for cancellation of common stock, shares			833,333
Two Racecars [Member]
Asset purchased in exchange for stock, shares			333,333
Asset purchased in exchange for stock, value			$ 50,000
Sponsorship Agreement [Member] | Dashub [Member]
Note receivable - related party			75,000
Proceeds from sponsorship agreement			$ 6,000
Note receivable interest rate			8.00%
Note receivable maturity date			Oct. 31, 2018
Warrants received			24,999
Warrant expiration date			Apr. 30, 2018